Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 87.7% of Net Assets

Non-Convertible Bonds — 85.4%
	ABS Car Loan — 3.0%
$500,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	$510,172
200,000	American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.340%, 8/12/2031(a)	201,321
200,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.540%, 8/12/2031(a)	201,816
100,000	AutoNation Finance Trust, Series 2026-2A, Class D, 5.750%, 5/15/2034(a)	100,651
250,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class D, 7.350%, 4/20/2028(a)	252,138
125,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	130,193
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	102,597
985,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D, 7.840%, 8/15/2029	1,013,710
705,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	716,115
200,000	CarMax Auto Owner Trust, Series 2023-4, Class D, 7.160%, 4/15/2030	205,233
100,000	CarMax Auto Owner Trust, Series 2024-1, Class D, 6.000%, 7/15/2030	101,247
100,000	CarMax Select Receivables Trust, Series 2026-B, Class D, 5.800%, 10/15/2032	100,524
260,000	Carvana Auto Receivables Trust, Series 2023-N1, Class D, 6.690%, 7/10/2029(a)	262,902
100,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	102,781
100,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	101,602
300,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	300,513
165,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	167,185
220,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	225,344
200,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	200,340
200,000	Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.380%, 3/17/2036(a)	199,546
385,000	DT Auto Owner Trust, Series 2023-3A, Class D, 7.120%, 5/15/2029(a)	392,593
335,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	338,617
160,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	161,932
680,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	696,858
300,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	300,624
485,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.490%, 5/15/2031	488,730
200,000	Exeter Automobile Receivables Trust, Series 2026-3A, Class D, 5.440%, 10/15/2032	200,508
360,332	FHF Issuer Trust, Series 2025-1A, Class A2, 4.920%, 2/15/2031(a)	360,290
742,779	FHF Issuer Trust, Series 2025-2A, Class A2, 5.750%, 5/15/2030(a)	745,008
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$200,000	FHF Issuer Trust, Series 2026-1A, Class A2, 5.410%, 9/16/2030(a)	$200,785
200,000	FHF Issuer Trust, Series 2026-1A, Class B, 5.770%, 2/17/2032(a)	200,220
215,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	217,559
300,000	First Investors Auto Owner Trust, Series 2025-1A, Class D, 5.220%, 12/15/2033(a)	296,669
127,202	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027(a)	126,661
15,000	Flagship Credit Auto Trust, Series 2023-3, Class C, 6.010%, 7/16/2029(a)	14,980
255,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	257,916
305,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.180%, 8/15/2029(a)	311,810
200,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	202,327
215,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	218,552
75,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class C, 5.930%, 6/17/2030(a)	76,322
135,000	LAD Auto Receivables Trust, Series 2023-4A, Class C, 6.760%, 3/15/2029(a)	136,975
75,000	LAD Auto Receivables Trust, Series 2023-4A, Class D, 7.370%, 4/15/2031(a)	76,932
100,000	LAD Auto Receivables Trust, Series 2024-1A, Class B, 5.330%, 2/15/2029(a)	100,495
100,000	LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.930%, 3/15/2030(a)	100,084
100,000	LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.180%, 2/17/2032(a)	99,756
128,824	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	129,024
250,000	Merchants Fleet Funding LLC, Series 2023-1A, Class D, 8.200%, 5/20/2036(a)	252,091
494,980	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028(a)	498,247
100,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.710%, 8/15/2029(a)	100,929
345,000	Red Oak Funding Master Trust, Series 2025-1A, Class A, 30 day USD SOFR Average + 2.000%, 5.609%, 12/20/2030(a)(b)	347,475
100,000	Veros Auto Receivables Trust, Series 2026-1, Class D, 5.660%, 7/15/2031(a)	99,678
100,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	103,822
200,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	202,028
640,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	654,221
100,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	101,297
200,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.540%, 11/15/2030(a)	201,844
		14,209,789
	ABS Credit Card — 0.2%
275,000	Mercury Financial Credit Card Master Trust, Series 2025-1A, Class B, 6.160%, 12/22/2031(a)	276,158

Principal Amount (‡)	Description	Value (†)

	ABS Credit Card — continued
$485,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	$485,966
385,000	Mission Lane Credit Card Master Trust, Series 2025-A, Class A, 5.800%, 5/15/2030(a)	386,016
		1,148,140
	ABS Home Equity — 2.4%
425,000	Arixa Mortgage Trust, Series 2026-RTL1, Class A1, 6.051%, 5/25/2031(a)(b)	425,213
249,825	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(b)	242,058
325,000	Builder Circle Mortgage Trust, Series 2026-RTL1, Class A1, 6.014%, 5/25/2031(a)(b)	326,625
688,059	CAFL Issuer LLC, Series 2026-R1, Class A1, 6.773%, 3/25/2036(a)(b)	686,445
385,000	Cardinal Mortgage Trust, Series 2025-RTL1, Class A1, 5.593%, 11/25/2030(a)(b)	384,123
210,000	CoreVest American Finance Trust, Series 2021-1, Class C, 2.800%, 4/15/2053(a)	186,124
150,000	CoreVest American Finance Trust, Series 2021-3, Class D, 3.469%, 10/15/2054(a)	133,861
879,247	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 4.148%, 12/27/2060(a)(b)	876,373
675,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038(a)	671,845
315,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	312,727
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	203,513
107,498	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	105,058
80,715	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	72,765
796,256	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	785,726
412,518	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	406,959
1,215,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	1,091,747
316,362	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.750%, 4/25/2061(a)(b)	316,581
115,000	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M2, 3.250%, 7/25/2059(a)(b)	105,393
438,999	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	439,000
149,601	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	149,587
233,160	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	215,653
295,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	294,347
100,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038(a)	99,776
340,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	320,418
100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	93,881
163,123	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	163,223
207,748	PRPM LLC, Series 2025-8, Class A1, 5.385%, 10/25/2030(a)(b)	206,526
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$333,444	PRPM LLC, Series 2026-1, Class A1, 5.185%, 2/25/2031(a)(b)	$329,221
338,332	PRPM LLC, Series 2026-2, Class A1, 5.089%, 2/25/2031(a)(b)	333,534
730,000	Roc Mortgage Trust, Series 2024-RTL1, Class A1, 5.589%, 10/25/2039(a)(b)	730,530
56,212	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	56,251
765,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A1, 5.545%, 7/25/2039(a)(b)	765,903
100,000	TVC Mortgage Trust, Series 2026-RRTL1, Class A2, 5.315%, 2/25/2041(a)(b)	98,839
		11,629,825
	ABS Other — 6.1%
534,507	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	537,563
125,000	Affirm Asset Securitization Trust, Series 2024-X2, Class D, 6.080%, 12/17/2029(a)	125,077
423,233	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	424,543
1,510,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	1,506,654
67,043	Aqua Finance Trust, Series 2019-A, Class C, 4.010%, 7/16/2040(a)	65,403
224,587	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	232,750
101,227	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	103,202
71,179	BHG Securitization Trust, Series 2024-1CON, Class C, 6.860%, 4/17/2035(a)	72,139
93,665	BHG Securitization Trust, Series 2025-1CON, Class B, 5.260%, 4/17/2036(a)	93,598
473,928	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045(a)	454,271
208,094	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	204,211
62,328	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	61,374
431,192	CLI Funding VIII LLC, Series 2025-R, Class A, 6.610%, 6/21/2050(a)	425,668
995,535	CLIF Holdings LLC, Series 2025-1H, Class A, 6.720%, 12/20/2050(a)	982,898
420,000	Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1, 5.316%, 5/25/2050(a)	418,793
430,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	430,524
75,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3, 5.852%, 2/25/2050(a)	75,150
225,000	CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2, 4.650%, 5/20/2049(a)	214,659
325,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.180%, 9/27/2055(a)	318,577
74,625	Driven Brands Funding LLC, Series 2025-1A, Class A2, 5.296%, 10/20/2055(a)	72,203
259,028	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	218,269
85,999	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	88,521
73,886	Foundation Finance Trust, Series 2024-2A, Class D, 6.590%, 3/15/2050(a)	74,903
377,020	Foundation Finance Trust, Series 2025-1A, Class B, 5.260%, 4/15/2050(a)	376,209

Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$271,115	Foundation Finance Trust, Series 2025-1A, Class D, 6.090%, 4/15/2050(a)	$271,185
265,000	FTAI MRE Cayman Ltd., Series 2026-1A, Class A, 5.632%, 6/15/2051(a)	265,460
250,000	FTAI MRE Cayman Ltd., Series 2026-1A, Class B, 6.417%, 6/15/2051(a)	250,513
681,221	GGAM Master Trust International Ltd., Series 2025-1A, Class A, 5.923%, 9/30/2060(a)	676,098
740,228	Global SC Finance X Ltd., Series 2025-1H, Class A, 6.169%, 9/20/2045(a)	738,560
118,819	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.350%, 10/20/2046(a)	119,052
360,000	Goto Foods Funding LLC, Series 2026-1A, Class A2, 6.854%, 4/30/2056(a)	359,940
16,535	Hilton Grand Vacations Trust, Series 2024-1B, Class C, 6.620%, 9/15/2039(a)	16,838
33,445	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	33,805
100,000	Island Finance Trust, Series 2025-1A, Class A, 6.540%, 3/19/2035(a)	100,414
127,912	Jack in the Box Funding LLC, Series 2019-1A, Class A23, 4.970%, 8/25/2049(a)	119,067
1,005,000	Jack in the Box Funding LLC, Series 2026-1A, Class A2, 7.624%, 5/25/2056(a)	1,008,594
88,998	JOL Air Ltd., Series 2019-1, Class A, 3.967%, 4/15/2044(a)	89,557
120,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class 1A, 5.490%, 9/10/2031(a)	120,226
355,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	355,669
225,000	Kapitus Asset Securitization VI LLC, Series 2026-1A, Class A, 5.360%, 5/10/2033(a)	224,089
80,000	Kinetic ABS Issuer LLC, Series 2026-1A, Class A2, 5.219%, 2/25/2056(a)	79,470
460,000	Kinetic ABS Issuer LLC, Series 2026-2A, Class A2, 5.834%, 6/25/2058(a)	465,093
150,000	Kinetic ABS Issuer LLC, Series 2026-2A, Class B, 6.224%, 6/25/2058(a)	152,308
52,975	Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.300%, 1/15/2042(a)	56,620
540,000	Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2, 5.597%, 3/25/2056(a)	539,253
187,250	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	181,731
100,000	Mariner Finance Issuance Trust, Series 2024-AA, Class D, 6.770%, 9/22/2036(a)	101,084
380,000	Marlette Funding Trust, Series 2023-4A, Class B, 8.150%, 12/15/2033(a)	385,941
12,303	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	12,315
385,000	Marlette Funding Trust, Series 2024-1A, Class D, 6.930%, 7/17/2034(a)	390,259
756,548	MAST Ltd., Series 2026-1A, Class A, 5.134%, 2/15/2051(a)	740,926
70,996	Mosaic Solar Loan Trust, Series 2022-3A, Class A, 6.100%, 6/20/2053(a)	70,073
145,000	NFAS3 LLC, Series 2025-1, Class A, 6.351%, 5/15/2031(a)	145,885
240,000	Octane Receivables Trust, Series 2025-1A, Class D, 5.400%, 12/22/2031(a)	237,649
345,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	318,712
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$380,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	$378,025
491,685	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	492,421
274,764	OWN Equipment Fund II LLC, Series 2025-1M, Class A, 5.480%, 9/26/2033(a)	272,512
660,540	OWN Equipment Fund III LLC, Series 2025-2M, Class A, 5.420%, 3/27/2034(a)	654,031
156,618	PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	158,517
309,225	Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2I, 5.274%, 12/06/2055(a)	306,700
230,000	QTS Issuer ABS II LLC, Series 2025-1A, Class B, 5.778%, 10/05/2055(a)	220,192
100,000	QTS Issuer ABS II LLC, Series 2026-1A, Class B, 6.729%, 1/05/2056(a)	100,099
140,000	QTS Issuer ABS II LLC, Series 2026-6A, Class A21, 5.340%, 7/05/2056(a)	140,179
750,000	QTS Issuer ABS II LLC, Series 2026-6A, Class B, 7.142%, 7/05/2056(a)(c)	749,971
115,000	Reach ABS Trust, Series 2025-1A, Class C, 5.990%, 8/16/2032(a)	115,621
190,000	Regional Management Issuance Trust, Series 2025-2, Class D, 6.010%, 11/16/2037(a)	189,781
325,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	325,662
175,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	175,771
340,000	Republic Finance Issuance Trust, Series 2024-B, Class C, 6.600%, 11/20/2037(a)	343,026
100,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	100,780
100,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	101,745
315,000	Scooter S Coffee Issuer LLC, Series 2026-1A, Class A2, 6.380%, 5/20/2056(a)	317,261
433,912	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	439,602
1,150,000	SF ABS Issuer LLC, Series 2025-1A, Class A2, 5.377%, 11/25/2055(a)	1,130,582
595,000	Shentel Issuer LLC, Series 2025-1A, Class A2, 5.640%, 12/20/2055(a)	598,083
25,755	Sierra Timeshare Receivables Funding LLC, Series 2023-2A, Class C, 7.300%, 4/20/2040(a)	26,399
77,215	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	78,935
64,669	Sierra Timeshare Receivables Funding LLC, Series 2025-3A, Class C, 4.980%, 8/22/2044(a)	63,681
522,695	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	517,488
57,867	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	59,333
197,300	Stream Innovations Issuer Trust, Series 2024-2A, Class A, 5.210%, 2/15/2045(a)	196,044
67,605	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	62,536
291,293	Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.150%, 2/20/2048(a)	149,099
539,009	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	468,690
76,354	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	69,760

Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$204,855	Thrust Engine Leasing DAC, Series 2021-1A, Class A, 4.163%, 7/15/2040(a)	$202,215
641,449	TMCL VII Holdings Ltd., Series 2025-1H, Class A, 6.430%, 7/23/2050(a)	637,174
995,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, 1 day USD SOFR + 1.400%, 5.029%, 11/15/2027(a)(b)	998,529
200,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	199,581
210,000	Trafigura Securitisation Finance PLC, Series 2026-1A, Class A, 5.120%, 12/15/2029(a)	210,389
200,000	Trafigura Securitisation Finance PLC, Series 2026-1A, Class B, 6.190%, 12/15/2029(a)	200,155
241,224	Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.730%, 4/30/2048(a)	235,516
211,333	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	211,934
971,068	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	910,653
51,367	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	52,029
		29,064,246
	ABS Residential Mortgage — 1.4%
225,360	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1, 6.276%, 2/25/2055(a)(b)	225,456
486,722	GITSIT Mortgage Loan Trust, Series 2025-NPL2, Class A1, 5.425%, 12/25/2055(a)(b)	481,283
400,374	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(a)(b)	400,973
267,224	Pretium Mortgage Credit Partners LLC, Series 2025-NPL6, Class A1, 5.744%, 6/25/2055(a)(b)	267,453
681,652	Pretium Mortgage Credit Partners LLC, Series 2025-NPL8, Class A1, 5.732%, 8/25/2055(a)(b)	682,214
94,453	Pretium Mortgage Credit Partners LLC, Series 2026-NPL1, Class A1, 5.180%, 1/25/2056(a)(b)	93,661
427,224	Pretium Mortgage Credit Partners LLC, Series 2026-NPL2, Class A1, 5.074%, 2/25/2056(a)(b)	423,884
462,129	Pretium Mortgage Credit Partners LLC, Series 2026-NPL4, Class A1, 5.510%, 4/25/2056(a)(b)	460,894
375,973	Pretium Mortgage Credit Partners LLC, Series 2026-NPL6, Class A1, 5.693%, 5/25/2056(a)(b)	375,639
752,820	RCO IX Mortgage LLC, Series 2025-4, Class A1, 5.310%, 10/25/2030(a)(b)	752,796
740,906	RCO IX Mortgage LLC, Series 2026-2, Class A1, 5.765%, 5/25/2031(a)(b)	739,627
203,453	RCO VIII Mortgage LLC, Series 2025-3, Class A1, 6.435%, 5/25/2030(a)(b)	203,628
672,336	RCO X Mortgage LLC, Series 2026-1, Class A1, 5.536%, 3/25/2031(a)(b)	671,130
516,657	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(b)	516,920
284,147	VCAT LLC, Series 2026-NPL1, Class A1, 5.101%, 1/25/2056(a)(b)	281,992
		6,577,550
Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — 0.6%
$134,440	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	$136,446
781,392	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	790,214
100,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	100,803
29,483	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	27,980
104,238	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	95,313
100,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	80,687
170,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	122,843
385,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	274,116
265,000	Navient Student Loan Trust, Series 2023-BA, Class B, 7.230%, 3/15/2072(a)	282,823
230,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	205,980
20,777	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	20,218
413,038	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1 mo. USD SOFR + 0.844%, 4.470%, 1/15/2053(a)(b)	409,572
475,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	426,018
		2,973,013
	ABS Whole Business — 0.6%
785,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	790,994
243,750	Focus Brands Funding LLC, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	252,901
317,900	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	304,790
95,750	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	89,429
284,925	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	286,582
1,019,475	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	1,023,619
		2,748,315
	Aerospace & Defense — 1.8%
177,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	180,533
97,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	99,422
789,000	Boeing Co., 3.625%, 2/01/2031	750,294
985,000	Boeing Co., 5.150%, 5/01/2030	997,008
896,000	Boeing Co., 5.705%, 5/01/2040	911,094
2,798,000	Boeing Co., 5.805%, 5/01/2050	2,764,328
55,000	Boeing Co., 5.930%, 5/01/2060	54,102
295,000	Boeing Co., 6.528%, 5/01/2034	320,935
1,786,000	Boeing Co., 6.858%, 5/01/2054	2,007,236
193,000	Honeywell Aerospace, Inc., 4.950%, 3/16/2036(a)	190,053
12,000	TransDigm, Inc., 6.000%, 1/15/2033(a)	12,118
435,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	439,359
12,000	TransDigm, Inc., 6.875%, 12/15/2030(a)	12,332
		8,738,814
	Apartment REITs — 0.1%
285,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035	275,852

Principal Amount (‡)	Description	Value (†)

	Automotive — 0.3%
$335,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	$332,195
285,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	290,937
510,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	501,740
300,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	301,896
		1,426,768
	Banking — 4.1%
295,000	CaixaBank SA, (fixed rate to 7/03/2035, variable rate thereafter), 5.581%, 7/03/2036(a)	297,864
445,000	Capital One Financial Corp., (fixed rate to 9/11/2035, variable rate thereafter), 5.197%, 9/11/2036	433,184
686,000	Goldman Sachs Group, Inc., (fixed rate to 1/21/2036, variable rate thereafter), 5.065%, 1/21/2037	669,777
1,423,000	Goldman Sachs Group, Inc., (fixed rate to 2/02/2036, variable rate thereafter), 5.387%, 2/02/2041	1,386,171
448,000	Intesa Sanpaolo SpA, (fixed rate to 6/29/2036, variable rate thereafter), 6.005%, 6/29/2037(a)	450,990
440,000	JPMorgan Chase & Co., (fixed rate to 1/22/2036, variable rate thereafter), 4.898%, 1/22/2037	428,465
1,590,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(d)	1,628,177
3,510,000,000	JPMorgan Chase Bank NA, EMTN, 11.000%, 11/26/2027, (UZS)(a)	292,149
2,878,000	Morgan Stanley, (fixed rate to 1/18/2036, variable rate thereafter), 5.314%, 1/18/2041	2,804,842
3,111,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	3,200,820
365,000	Morgan Stanley, Series I, (fixed rate to 10/22/2035, variable rate thereafter), 4.892%, 10/22/2036	353,484
1,080,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	1,064,580
574,000	Societe Generale SA, (fixed rate to 8/08/2033, variable rate thereafter), 5.400%, 8/08/2034(a)	570,213
12,000	Synchrony Financial, 7.250%, 2/02/2033	12,509
57,000	Synchrony Financial, (fixed rate to 2/25/2031, variable rate thereafter), 4.947%, 2/25/2032	55,566
270,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	269,930
289,000	Synchrony Financial, (fixed rate to 7/29/2035, variable rate thereafter), 6.000%, 7/29/2036	290,347
635,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	647,642
200,000	UBS Group AG, (fixed rate to 11/06/2032, variable rate thereafter), 4.844%, 11/06/2033(a)	196,495
900,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	923,948
710,000	UBS Group AG, (fixed rate to 8/05/2030, variable rate thereafter), 6.600%(a)(d)	716,215
400,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	367,038
405,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032(a)	407,094
200,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	201,068
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$620,000	Wells Fargo & Co., (fixed rate to 1/23/2036, variable rate thereafter), 4.960%, 1/23/2037	$605,293
1,210,000	Wells Fargo & Co., (fixed rate to 9/15/2035, variable rate thereafter), 4.892%, 9/15/2036	1,180,490
		19,454,351
	Brokerage — 1.0%
520,000	BGC Group, Inc., 6.150%, 4/02/2030	530,613
1,065,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	1,042,683
200,000	Brookfield Asset Management Ltd., 5.795%, 4/24/2035	204,041
225,000	Citadel LP, 6.000%, 1/23/2030(a)	231,335
175,000	Citadel LP, 6.375%, 1/23/2032(a)	182,182
12,000	Jane Street Group/JSG Finance, Inc., 6.750%, 5/01/2033(a)	12,340
12,000	Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/2031(a)	12,407
360,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	368,463
1,670,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	1,705,163
490,000	Osaic Holdings, Inc., 6.750%, 8/01/2032(a)	490,838
		4,780,065
	Building Materials — 1.5%
350,000	Amrize Finance U.S. LLC, 5.400%, 4/07/2035	355,155
2,325,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	2,191,355
200,000	Cemex SAB de CV, (fixed rate to 6/10/2030, variable rate thereafter), 7.200%(a)(d)	208,080
287,000	Core & Main LP, 6.000%, 7/01/2034(a)	288,350
376,000	CRH America Finance, Inc., 5.000%, 2/09/2036	367,742
979,000	Eagle Materials, Inc., 5.000%, 3/15/2036	946,877
545,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(a)	547,564
775,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(a)	781,426
1,404,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	1,433,733
		7,120,282
	Cable Satellite — 5.0%
317,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030(a)	294,665
36,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(a)	34,133
34,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028(a)	33,574
1,025,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	606,094
220,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	130,470
200,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	118,174
2,710,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	630,075
2,540,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	1,592,199
465,000	CSC Holdings LLC, 7.500%, 4/01/2028(a)	125,616
514,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	523,120
208,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	211,436
663,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	687,998
2,215,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	2,191,444
2,710,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	2,625,312
6,237,370	EchoStar Corp., 10.750%, 11/30/2029	6,740,224
4,419,000	Space Exploration Technologies Corp., 5.875%, 7/15/2036(a)	4,361,396

Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$1,665,000	Space Exploration Technologies Corp., 6.650%, 7/15/2056(a)	$1,606,401
1,445,000	Time Warner Cable LLC, 6.550%, 5/01/2037	1,432,396
		23,944,727
	Chemicals — 0.3%
794,000	Ashland, Inc., 3.375%, 9/01/2031(a)	738,924
117,000	Chemours Co., 5.750%, 11/15/2028(a)	116,906
466,000	Solstice Advanced Materials, Inc., 5.625%, 9/30/2033(a)	463,102
		1,318,932
	Collateralized Mortgage Obligations — 0.0%
230,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)(b)	229,884
	Construction Machinery — 0.9%
200,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	203,764
1,755,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	1,810,685
13,000	United Rentals North America, Inc., 3.750%, 1/15/2032	12,048
13,000	United Rentals North America, Inc., 3.875%, 2/15/2031	12,283
973,000	United Rentals North America, Inc., 5.375%, 11/15/2033(a)	958,320
1,100,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	1,127,701
		4,124,801
	Consumer Cyclical Services — 0.2%
854,000	Expedia Group, Inc., 5.400%, 2/15/2035	845,272
9,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	8,474
8,000	TriNet Group, Inc., 7.125%, 8/15/2031(a)	8,044
275,000	Uber Technologies, Inc., 4.800%, 9/15/2035	267,452
		1,129,242
	Diversified Manufacturing — 0.1%
312,000	Esab Corp., 5.625%, 4/01/2031(a)	312,339
12,000	Esab Corp., 6.250%, 4/15/2029(a)	12,175
200,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	200,660
153,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	143,062
34,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	33,069
		701,305
	Electric — 0.7%
1,069,768	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	1,036,771
206,000	Dominion Energy, Inc., (fixed rate to 9/16/2031, variable rate thereafter), 6.150%, 12/15/2056	206,625
652,000	DTE Energy Co., Series C, (fixed rate to 4/01/2033, variable rate thereafter), 6.200%, 7/01/2058	657,472
140,000	NextEra Energy Capital Holdings, Inc., Series AA, (fixed rate to 7/04/2031, variable rate thereafter), 6.000%, 10/01/2056	139,930
236,000	Vistra Operations Co. LLC, 4.700%, 1/31/2031(a)	231,276
281,000	Vistra Operations Co. LLC, 5.250%, 4/30/2033(a)	278,920
155,000	Vistra Operations Co. LLC, 5.250%, 10/15/2035(a)	150,754
335,000	Vistra Operations Co. LLC, 5.350%, 1/31/2036(a)	328,300
282,000	Vistra Operations Co. LLC, 5.550%, 4/30/2036(a)	280,559
190,000	Vistra Operations Co. LLC, 5.700%, 12/30/2034(a)	192,056
17,000	VoltaGrid LLC, 7.375%, 11/01/2030(a)	17,649
		3,520,312
	Environmental — 0.1%
6,000	Clean Harbors, Inc., 5.750%, 10/15/2033(a)	6,039
Principal Amount (‡)	Description	Value (†)

	Environmental — continued
$6,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	$6,085
360,000	GFL Environmental Holdings U.S., Inc., 5.500%, 2/01/2034(a)	352,112
308,000	GFL Environmental, Inc., 4.375%, 8/15/2029(a)	299,393
12,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	12,345
		675,974
	Finance Companies — 3.3%
1,845,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	1,686,467
645,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	573,335
1,375,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	1,340,452
300,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 5.685%, 1/15/2067(a)(b)	183,168
245,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	250,876
740,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	761,732
230,000	Aircastle Ltd./Aircastle Ireland DAC, 5.250%, 3/15/2030(a)	231,438
450,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	460,312
39,000	Aviation Capital Group LLC, 4.250%, 4/30/2029(a)	38,354
260,000	Aviation Capital Group LLC, 4.800%, 10/24/2030(a)	257,443
52,000	Aviation Capital Group LLC, 4.875%, 1/28/2033(a)	50,586
955,000	Aviation Capital Group LLC, 6.375%, 7/15/2030(a)	1,000,799
810,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	841,175
376,000	Avolon Holdings Funding Ltd., 4.700%, 1/30/2031(a)	369,309
355,000	Avolon Holdings Funding Ltd., 4.850%, 4/01/2033(a)	343,635
310,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	313,079
8,000	Azorra Finance Ltd., 7.250%, 1/15/2031(a)	8,219
8,000	Azorra Finance Ltd., 7.750%, 4/15/2030(a)	8,298
385,000	Freedom Mortgage Holdings LLC, 7.875%, 4/01/2033(a)	375,460
64,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(a)	65,100
124,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	128,204
16,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	16,534
16,000	GGAM Finance Ltd., 5.875%, 3/15/2030(a)	16,017
105,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	104,708
65,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	66,908
945,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	987,558
995,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	957,092
3,345,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	3,130,117
530,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	477,027
985,000	Sumisho Air Lease Corp., Series B, (fixed rate to 9/15/2026, variable rate thereafter), 8.256%(d)	989,792
		16,033,194

Principal Amount (‡)	Description	Value (†)

	Financial Other — 0.0%
$197,207	Kaisa Group Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 12/28/2028(a)(e)	$3,276
338,807	Kaisa Group Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 12/28/2029(a)(e)	5,929
408,867	Kaisa Group Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 12/28/2030(a)(e)	6,133
599,518	Kaisa Group Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 12/28/2031(a)(e)	8,243
564,198	Kaisa Group Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 12/28/2032(a)(e)	7,532
134,898	Kaisa Group Holdings Ltd., 7.721% PIK and/or 6.721% Cash, 12/28/2028(a)(e)	2,361
10,604	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(a)(e)	146
		33,620
	Food & Beverage — 0.9%
705,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.500%, 1/15/2036	703,975
756,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.625%, 3/10/2037(a)	752,847
600,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.950%, 4/20/2035	618,695
32,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 6.750%, 3/15/2034	34,916
9,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/2030(a)	8,630
9,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	8,462
9,000	Performance Food Group, Inc., 4.250%, 8/01/2029(a)	8,736
1,254,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	1,143,180
280,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	268,513
425,000	Pilgrim's Pride Corp., 6.875%, 5/15/2034	459,206
325,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	304,887
13,000	Post Holdings, Inc., 4.625%, 4/15/2030(a)	12,559
		4,324,606
	Gaming — 0.1%
385,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	344,705
	Government Owned - No Guarantee — 0.3%
730,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	716,812
805,000	Antares Holdings LP, 7.950%, 8/11/2028(a)	832,163
		1,548,975
	Health Insurance — 0.4%
465,000	Elevance Health, Inc., 5.200%, 2/15/2035	465,996
9,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	8,393
670,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	605,753
180,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(a)	176,857
8,000	Molina Healthcare, Inc., 6.250%, 1/15/2033(a)	8,013
781,000	Molina Healthcare, Inc., 6.500%, 2/15/2031(a)	794,507
		2,059,519
	Healthcare — 0.8%
18,000	Avantor Funding, Inc., 3.875%, 11/01/2029(a)	17,184
255,000	Avantor Funding, Inc., 4.625%, 7/15/2028(a)	252,323
40,000	HCA, Inc., 4.900%, 11/15/2035	38,738
855,000	HCA, Inc., 5.125%, 6/15/2039	815,001
Principal Amount (‡)	Description	Value (†)

	Healthcare — continued
$310,000	HCA, Inc., 5.450%, 9/15/2034	$313,329
1,050,000	HCA, Inc., 5.500%, 6/01/2033	1,072,671
770,000	HCA, Inc., 5.600%, 4/01/2034	786,237
5,000	HCA, Inc., 5.750%, 3/01/2035	5,154
200,000	Icon Investments Six DAC, 6.000%, 5/08/2034	205,369
383,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.250%, 4/01/2029(a)	390,888
12,000	Radiology Partners, Inc., 8.500%, 7/15/2032(a)	12,523
		3,909,417
	Home Construction — 0.7%
325,000	Dr. Horton, Inc., 5.500%, 10/15/2035	331,900
1,365,000	Meritage Homes Corp., 5.650%, 3/15/2035	1,380,133
1,010,000	PulteGroup, Inc., 6.375%, 5/15/2033	1,084,578
17,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(a)	17,021
676,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(a)	695,704
		3,509,336
	Independent Energy — 2.7%
565,000	Aker BP ASA, 5.125%, 10/01/2034(a)	553,272
2,220,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	2,243,655
638,000	Chord Energy Corp., 6.000%, 10/01/2030(a)	640,695
60,000	Chord Energy Corp., 6.750%, 3/15/2033(a)	60,888
1,275,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	1,121,836
4,220,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	4,296,953
9,000	Crescent Energy Finance LLC, 7.375%, 1/15/2033(a)	8,946
960,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	949,586
400,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	383,858
55,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	55,221
39,000	Matador Resources Co., 6.500%, 4/15/2032(a)	39,213
461,000	SM Energy Co., 6.750%, 8/01/2029(a)	469,399
6,000	SM Energy Co., 7.000%, 8/01/2032(a)	6,055
250,000	SM Energy Co., 8.375%, 7/01/2028(a)	255,366
197,000	SM Energy Co., 8.625%, 11/01/2030(a)	206,893
12,000	SM Energy Co., 8.750%, 7/01/2031(a)	12,534
1,471,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	1,494,433
		12,798,803
	Industrial Other — 0.1%
24,000	Arcosa, Inc., 6.875%, 8/15/2032(a)	25,036
395,000	TopBuild Corp., 4.125%, 2/15/2032(a)	398,567
17,000	TopBuild Corp., 5.625%, 1/31/2034(a)	17,165
		440,768
	Integrated Energy — 0.0%
237,000	Cenovus Energy, Inc., 5.400%, 3/20/2036	234,784
	Leisure — 1.5%
130,000	Carnival Corp. Ltd., 4.000%, 8/01/2028(a)	127,596
795,000	Carnival Corp. Ltd., 5.750%, 8/01/2032(a)	802,765
715,000	Carnival Corp. Ltd., 6.125%, 2/15/2033(a)	723,684
405,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(a)	341,462
305,000	NCL Corp. Ltd., 6.750%, 2/01/2032(a)	304,314
280,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	282,136
634,000	Royal Caribbean Cruises Ltd., 5.250%, 2/27/2038	614,073
625,000	Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	620,389

Principal Amount (‡)	Description	Value (†)

	Leisure — continued
$1,705,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	$1,721,035
596,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	601,008
846,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	857,926
17,000	Viking Cruises Ltd., 5.875%, 10/15/2033(a)	17,026
		7,013,414
	Life Insurance — 1.2%
17,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(a)	17,214
534,000	Brighthouse Financial, Inc., 3.850%, 12/22/2051	305,925
2,270,000	MetLife, Inc., 9.250%, 4/08/2068(a)	2,644,225
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,448,164
1,165,000	Penn Mutual Life Insurance Co., 6.650%, 6/15/2034(a)	1,235,188
		5,650,716
	Lodging — 0.9%
195,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	198,129
14,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	12,814
311,000	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034(a)	308,333
12,000	Hilton Domestic Operating Co., Inc., 6.125%, 4/01/2032(a)	12,160
200,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/01/2031(a)	187,988
236,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(a)	239,507
52,000	Marriott International, Inc., 5.100%, 5/01/2038	50,148
520,000	Marriott International, Inc., 5.300%, 5/15/2034	525,116
970,000	Marriott International, Inc., 5.500%, 4/15/2037	979,320
300,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	289,489
17,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	16,810
620,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	599,894
815,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	789,129
		4,208,837
	Media Entertainment — 2.0%
470,000	AppLovin Corp., 5.125%, 12/01/2029	473,900
270,000	AppLovin Corp., 5.375%, 12/01/2031	273,766
1,370,000	AppLovin Corp., 5.500%, 12/01/2034	1,382,386
3,909,000	Beignet Investor LLC, 6.581%, 5/30/2049(a)	3,987,777
62,000	Discovery Communications LLC, 3.625%, 5/15/2030	57,660
220,000	Discovery Communications LLC, 6.350%, 6/01/2040	182,600
1,173,000	Discovery Global Holdings, Inc., 4.279%, 3/15/2032	1,052,592
641,000	Meta Platforms, Inc., 5.625%, 11/15/2055	580,846
370,000	Meta Platforms, Inc., 6.300%, 5/15/2056	368,305
243,000	OAK-Eagle Acquireco, Inc., 7.250%, 7/01/2033(a)	254,205
458,000	Paramount Global, 4.950%, 1/15/2031	425,729
408,000	Paramount Global, 7.875%, 7/30/2030	428,506
		9,468,272
Principal Amount (‡)	Description	Value (†)

	Metals & Mining — 2.3%
$219,000	Anglo American Capital PLC, 5.250%, 3/19/2036(a)	$216,720
17,000	Carpenter Technology Corp., 5.625%, 3/01/2034(a)	16,987
304,000	Commercial Metals Co., 5.750%, 11/15/2033(a)	302,204
425,000	Commercial Metals Co., 6.000%, 12/15/2035(a)	423,900
258,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(a)	245,463
325,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	296,153
2,905,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	2,646,278
1,205,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	1,244,361
1,190,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	1,223,869
3,165,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	3,409,168
52,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	53,687
515,000	Steel Dynamics, Inc., 5.250%, 5/15/2035	516,973
200,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	202,540
		10,798,303
	Midstream — 3.5%
455,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	416,993
830,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	798,504
645,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	673,433
530,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	483,247
575,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	610,254
1,040,000	Energy Transfer LP, 5.000%, 5/15/2044	914,066
1,245,000	Energy Transfer LP, 5.600%, 9/01/2034	1,270,618
335,000	Energy Transfer LP, 5.700%, 4/01/2035	343,822
435,000	Energy Transfer LP, 6.550%, 12/01/2033	470,653
16,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	16,985
715,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	689,704
217,000	NGPL PipeCo LLC, 5.600%, 8/15/2036(a)	215,803
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	110,138
34,000	Sunoco LP, 5.375%, 7/15/2031(a)	33,537
198,000	Sunoco LP, 5.625%, 3/15/2031(a)	196,556
235,000	Targa Resources Corp., 5.500%, 2/15/2035	237,206
2,055,000	Targa Resources Corp., 5.550%, 8/15/2035	2,078,635
17,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(d)	16,597
880,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/2030(a)	900,379
1,079,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(a)	1,124,299
448,000	Venture Global Plaquemines LNG LLC, 6.500%, 6/15/2034(a)	466,715
115,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036(a)	121,934
1,010,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	1,108,488
595,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	667,276
230,000	Western Midstream Operating LP, 5.250%, 2/01/2050	199,541
405,000	Western Midstream Operating LP, 5.300%, 3/01/2048	352,615
80,000	Western Midstream Operating LP, 5.450%, 4/01/2044	72,864
151,000	Western Midstream Operating LP, 5.500%, 12/15/2035	149,407
55,000	Western Midstream Operating LP, 5.500%, 8/15/2048	49,027

Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$1,164,000	Western Midstream Operating LP, 5.700%, 7/01/2036	$1,166,094
100,000	Western Midstream Operating LP, 6.150%, 4/01/2033	104,302
225,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	230,755
250,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	255,898
		16,546,345
	Natural Gas — 0.1%
245,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	254,942
	Non-Agency Commercial Mortgage-Backed Securities — 2.4%
810,000	BAY Trust, Series 2026-MDWS, Class A, 1 mo. USD SOFR + 1.643%, 5.243%, 6/15/2041(a)(b)	807,982
290,000	BAY Trust, Series 2026-MDWS, Class B, 1 mo. USD SOFR + 2.043%, 5.643%, 6/15/2041(a)(b)	289,278
360,000	BAY Trust, Series 2026-MDWS, Class C, 1 mo. USD SOFR + 2.392%, 5.992%, 6/15/2041(a)(b)	359,104
180,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class B, 1 mo. USD SOFR + 1.800%, 5.425%, 11/15/2042(a)(b)	180,675
155,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class C, 1 mo. USD SOFR + 2.150%, 5.775%, 11/15/2042(a)(b)	155,483
110,000	BPR Commercial Mortgage Trust, Series 2025-STAR, Class A, 5.112%, 11/05/2042(a)(b)	109,049
170,000	BPR Trust, Series 2021-NRD, Class E, 1 mo. USD SOFR + 5.621%, 9.247%, 12/15/2038(a)(b)	170,704
740,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 10.496%, 12/15/2038(a)(b)	743,554
369,408	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.117%, 6/15/2041(a)(b)	369,638
170,000	BX Trust, Series 2025-DELC, Class C, 1 mo. USD SOFR + 2.200%, 5.825%, 12/15/2042(a)(b)	170,773
2,000,000	BX Trust, Series 2025-VLT6, Class A, 1 mo. USD SOFR + 1.443%, 5.069%, 3/15/2042(a)(b)	1,997,500
660,000	BX Trust, Series 2025-VLT7, Class A, 1 mo. USD SOFR + 1.700%, 5.325%, 7/15/2044(a)(b)	660,000
580,000	BX Trust, Series 2025-VLT7, Class B, 1 mo. USD SOFR + 2.000%, 5.625%, 7/15/2044(a)(b)	580,000
100,000	Commercial Mortgage Trust, Series 2024-CBM, Class A2, 5.867%, 12/10/2041(a)(b)	99,719
185,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	161,756
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	85,611
200,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	167,182
545,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379%, 9/12/2040(a)(b)	549,681
96,313	Extended Stay America Trust, Series 2025-ESH, Class C, 1 mo. USD SOFR + 1.850%, 5.475%, 10/15/2042(a)(b)	96,795
96,313	Extended Stay America Trust, Series 2025-ESH, Class D, 1 mo. USD SOFR + 2.600%, 6.225%, 10/15/2042(a)(b)	96,915
91,498	Extended Stay America Trust, Series 2025-ESH, Class E, 1 mo. USD SOFR + 3.350%, 6.975%, 10/15/2042(a)(b)	92,298
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$93,692	Extended Stay America Trust, Series 2026-ESH2, Class C, 1 mo. USD SOFR + 1.600%, 5.225%, 2/15/2043(a)(b)	$94,219
201,438	Extended Stay America Trust, Series 2026-ESH2, Class D, 1 mo. USD SOFR + 2.250%, 5.875%, 2/15/2043(a)(b)	202,949
196,753	Extended Stay America Trust, Series 2026-ESH2, Class E, 1 mo. USD SOFR + 2.900%, 6.525%, 2/15/2043(a)(b)	198,747
295,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033(a)(b)	245,956
315,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.668%, 3/05/2033(a)(b)(f)	142,144
200,000	GS Mortgage Securities Trust, Series 2014-GC22, Class B, 4.391%, 6/10/2047(b)	155,025
295,255	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.691%, 12/15/2047(a)(b)	289,344
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.691%, 12/15/2047(a)(b)	97,368
300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.225%, 1/15/2042(a)(b)	299,444
200,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class B, 1 mo. USD SOFR + 2.000%, 5.625%, 1/15/2042(a)(b)	199,629
100,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 5.036%, 10/13/2033(a)(b)	99,671
500,000	Manhattan West Mortgage Trust, Series 2026-2MW, Class A, 5.499%, 6/10/2048(a)(b)	503,564
83,599	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	80,725
200,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	163,500
275,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(b)	259,945
347,329	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.286%, 8/15/2046(b)	339,514
243,478	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	210,599
		11,526,040
	Oil Field Services — 0.1%
606,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034	594,443
8,000	Oceaneering International, Inc., 6.000%, 2/01/2028	8,114
12,000	Weatherford International Ltd., 6.750%, 10/15/2033(a)	12,244
		614,801
	Other REITs — 0.3%
270,000	EPR Properties, 3.600%, 11/15/2031	247,293
1,245,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	1,249,301
		1,496,594
	Packaging — 0.3%
1,623,000	Ball Corp., 5.500%, 9/15/2033	1,633,037

Principal Amount (‡)	Description	Value (†)

	Pharmaceuticals — 1.8%
$745,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	$688,857
706,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	744,650
610,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	768,536
520,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	696,062
134,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	133,341
3,097,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	2,390,494
703,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	702,421
695,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	694,766
200,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	207,529
645,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	691,674
460,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	518,332
200,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	204,890
		8,441,552
	Property & Casualty Insurance — 0.8%
406,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(a)	404,887
130,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.750%, 4/15/2028(a)	131,038
146,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	148,374
12,000	AmWINS Group, Inc., 6.375%, 2/15/2029(a)	12,059
411,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	408,086
250,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	253,572
21,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(a)	21,091
180,000	Brown & Brown, Inc., 5.550%, 6/23/2035	179,611
16,000	CRC Insurance Group LLC, 7.125%, 6/01/2031(a)	15,949
1,270,000	Marsh & McLennan Cos., Inc., 5.000%, 3/15/2035	1,257,522
33,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	32,467
1,135,000	Stewart Information Services Corp., 3.600%, 11/15/2031	1,008,972
129,000	Willis North America, Inc., 5.150%, 3/15/2036	126,483
		4,000,111
	Restaurants — 0.3%
245,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(a)	235,427
60,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	58,872
697,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	658,002
691,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	694,608
13,000	Yum! Brands, Inc., 3.625%, 3/15/2031	12,100
13,000	Yum! Brands, Inc., 4.625%, 1/31/2032	12,440
		1,671,449
	Retailers — 0.6%
664,000	Amazon.com, Inc., 4.875%, 3/13/2036	653,644
1,025,000	Dillard's, Inc., 7.750%, 7/15/2026	1,023,104
Principal Amount (‡)	Description	Value (†)

	Retailers — continued
$340,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	$334,794
815,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	843,526
5,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031(a)	4,677
		2,859,745
	Sovereigns — 3.5%
644,000	Angola Government International Bonds, 9.244%, 1/15/2031(a)	666,360
2,238,000	Chile Government International Bonds, 3.100%, 1/22/2061	1,398,302
2,600,000	Chile Government International Bonds, 3.250%, 9/21/2071	1,635,530
218,000	Egypt Government International Bonds, 5.800%, 9/30/2027	218,052
815,000	Kyrgyz Republic International Bonds, 7.750%, 6/03/2030(a)	826,532
1,291,000	Mexico Government International Bonds, 6.125%, 2/09/2038	1,266,471
1,128,000	Nigeria Government International Bonds, 6.500%, 11/28/2027	1,134,042
952,000	Nigeria Government International Bonds, 8.631%, 1/13/2036	1,031,674
402,000	Nigeria Government International Bonds, 8.747%, 1/21/2031	429,934
1,045,000	Pakistan Government International Bonds, 6.875%, 12/05/2027	1,052,816
1,345,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	1,273,090
400,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	372,995
1,771,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	1,888,878
550,000	Republic of Uzbekistan International Bonds, 6.947%, 5/25/2032(a)	588,610
335,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	353,899
2,628,000	Romania Government International Bonds, 5.750%, 7/04/2036	2,513,031
		16,650,216
	Supranational — 0.3%
60,000,000	European Bank for Reconstruction & Development, 15.000%, 6/11/2028, (KZT)	124,746
120,000,000	European Bank for Reconstruction & Development, GMTN, 15.000%, 6/22/2027, (KZT)	249,931
110,000,000	International Bank for Reconstruction & Development, EMTN, 14.750%, 7/14/2027, (KZT)	227,349
130,000,000	International Bank for Reconstruction & Development, GMTN, 14.500%, 1/14/2028, (KZT)	272,064
320,000,000	International Finance Corp., GMTN, 14.750%, 11/19/2027, (KZT)	655,668
30,000,000	International Finance Corp., GMTN, 15.000%, 3/02/2027, (KZT)	61,491
		1,591,249
	Technology — 6.1%
1,008,000	Alphabet, Inc., 4.800%, 2/15/2036	990,911
1,002,000	Beacon Point DC LLC, 6.129%, 11/30/2042(a)	1,010,606
395,000	Block, Inc., 3.500%, 6/01/2031	363,612
16,000	Block, Inc., 6.500%, 5/15/2032	16,335
519,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	440,870
1,169,000	Broadcom, Inc., 3.469%, 4/15/2034	1,049,750

Principal Amount (‡)	Description	Value (†)

	Technology — continued
$1,465,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	$1,345,124
840,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	829,396
820,000	Dell International LLC/EMC Corp., 5.100%, 2/15/2036	808,253
9,000	Entegris, Inc., 3.625%, 5/01/2029(a)	8,605
1,585,000	Entegris, Inc., 4.750%, 4/15/2029(a)	1,566,311
8,000	Entegris, Inc., 5.950%, 6/15/2030(a)	8,081
1,161,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	1,143,269
489,000	Flash Compute LLC, 7.250%, 12/31/2030(a)	502,801
390,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.250%, 12/01/2027(a)	389,596
452,000	HUT 8 DC LLC, 6.192%, 11/15/2042(a)	457,823
34,000	Ingram Micro, Inc., 4.750%, 5/15/2029(a)	33,392
138,000	Intel Corp., 5.300%, 5/15/2036	137,310
1,206,000	Intuit, Inc., 5.500%, 6/15/2036	1,201,335
115,000	Leidos, Inc., 4.375%, 5/15/2030	112,606
1,329,000	Leidos, Inc., 5.000%, 3/15/2036	1,280,035
502,000	Leidos, Inc., 5.400%, 3/15/2032	508,427
320,000	Leidos, Inc., 5.500%, 3/15/2035	322,877
1,270,000	Leidos, Inc., 5.750%, 3/15/2033	1,307,453
495,000	MSCI, Inc., 5.250%, 9/01/2035	484,526
430,000	NetApp, Inc., 5.500%, 3/17/2032	439,412
380,000	NetApp, Inc., 5.700%, 3/17/2035	388,752
972,000	NVIDIA Corp., 4.950%, 6/15/2036	963,478
415,000	Open Text Corp., 3.875%, 2/15/2028(a)	404,414
471,000	Open Text Corp., 3.875%, 12/01/2029(a)	433,058
139,000	Open Text Corp., 6.900%, 12/01/2027(a)	142,127
130,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(a)	119,087
34,000	Oracle Corp., 3.950%, 3/25/2051	21,753
2,105,000	Oracle Corp., 5.200%, 9/26/2035	1,970,714
361,000	Oracle Corp., 5.700%, 2/04/2036	349,612
861,000	Oracle Corp., 5.950%, 9/26/2055	731,693
68,000	Oracle Corp., 6.000%, 8/03/2055	57,895
975,000	Oracle Corp., 6.700%, 2/04/2056	917,681
847,000	Oracle Corp., 6.850%, 2/04/2066	788,377
320,000	Paychex, Inc., 5.600%, 4/15/2035	323,346
1,660,000	Salesforce, Inc., 5.550%, 3/15/2036	1,658,741
8,000	Science Applications International Corp., 4.875%, 4/01/2028(a)	7,942
8,000	Science Applications International Corp., 5.875%, 11/01/2033(a)	7,879
6,000	Seagate Data Storage Technology Pte. Ltd., 5.750%, 12/01/2034(a)	6,123
6,000	Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/2030	6,107
6,000	Seagate Data Storage Technology Pte. Ltd., 8.250%, 12/15/2029(a)	6,274
645,000	Synopsys, Inc., 5.700%, 4/01/2055	625,512
770,000	TD SYNNEX Corp., 5.300%, 10/10/2035	757,998
655,000	TD SYNNEX Corp., 6.100%, 4/12/2034	681,627
995,000	Trimble, Inc., 6.100%, 3/15/2033	1,038,898
16,000	Zebra Technologies Corp., 6.500%, 6/01/2032(a)	16,195
		29,183,999
	Treasuries — 16.9%
9,015(g )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	1,518,343
556,480,000	Hungary Government Bonds, 2.250%, 6/22/2034, (HUF)	1,462,535
279,310,000	Hungary Government Bonds, 3.000%, 8/21/2030, (HUF)	830,732
Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
398,460,000	Hungary Government Bonds, 3.250%, 10/22/2031, (HUF)	$1,176,037
218,540,000	Hungary Government Bonds, 7.000%, 10/24/2035, (HUF)	799,684
5,910,000	Malaysia Government Bonds, 3.519%, 4/20/2028, (MYR)	1,457,575
11,431,000	Malaysia Government Bonds, 4.054%, 4/18/2039, (MYR)	2,861,313
541,656(h )	Mexico Bonos, 8.000%, 7/31/2053, (MXN)	2,626,369
25,919,619	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	1,598,948
4,420,000,000	Republic of Uzbekistan International Bonds, 12.250%, 4/13/2029, (UZS)(a)	375,408
88,495,000	Turkiye Government Bonds, 36.000%, 8/12/2026, (TRY)	1,891,805
39,360,000	Turkiye Government Bonds, 36.780%, 10/13/2027, (TRY)	840,422
40,173,000	U.S. Treasury Notes, 3.500%, 11/30/2030	39,046,273
22,560,000	U.S. Treasury Notes, 4.000%, 3/31/2030(i)	22,416,356
22,253,000	Uruguay Government International Bonds, 8.000%, 10/29/2035, (UYU)	567,212
21,172,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	542,761
27,700,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	767,461
		80,779,234
	Wireless — 0.5%
875,000	Sprint Capital Corp., 8.750%, 3/15/2032	1,030,723
265,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	235,520
605,000	T-Mobile USA, Inc., 4.700%, 1/15/2035	583,872
500,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	517,732
		2,367,847
	Wirelines — 0.3%
152,000	AT&T, Inc., 5.125%, 4/30/2036	148,963
1,200,000	AT&T, Inc., 5.375%, 8/15/2035	1,205,545
		1,354,508
	Total Non-Convertible Bonds (Identified Cost $413,064,836)	409,141,125

Convertible Bonds — 1.9%
	Cable Satellite — 0.1%
132,781	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(e)	414,609
69,000	Sirius XM Holdings, Inc., 3.750%, 3/15/2028	78,970
		493,579
	Consumer Cyclical Services — 0.3%
141,000	Compass, Inc., 0.250%, 4/15/2031(a)	153,126
213,000	DoorDash, Inc., Zero Coupon, 5/15/2030	209,805
190,000	Lyft, Inc., Zero Coupon, 9/15/2030(a)	185,820
587,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	702,052
		1,250,803
	Consumer Products — 0.1%
225,000	Spectrum Brands, Inc., 3.375%, 6/01/2029	233,932
	Diversified Manufacturing — 0.1%
78,000	Advanced Energy Industries, Inc., Zero Coupon, 5/15/2031(a)	85,242

Principal Amount (‡)	Description	Value (†)

	Diversified Manufacturing — continued
$68,000	Bloom Energy Corp., Zero Coupon, 11/15/2030(a)	$124,338
109,000	Itron, Inc., 1.375%, 7/15/2030	108,557
		318,137
	Electric — 0.1%
147,000	Evergy, Inc., 4.500%, 12/15/2027	209,093
239,000	FirstEnergy Corp., 3.875%, 1/15/2031	265,338
163,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027	194,229
		668,660
	Environmental — 0.0%
129,000	Tetra Tech, Inc., 2.250%, 8/15/2028	135,514
	Financial Other — 0.1%
58,000	IREN Ltd., Series 33, 1.000%, 6/01/2033(a)	63,974
117,264	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2026(a)	293
146,587	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2027(a)	367
234,530	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2028(a)	586
234,530	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2029(a)	586
293,162	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2030(a)	733
293,162	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2031(a)	733
553,067	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2032(a)	1,383
881,265	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(a)	15,422
545,208	Sunac China Holdings Ltd., Zero Coupon, 6/23/2026(a)	61,336
402,886	Sunac China Holdings Ltd., Zero Coupon, 6/23/2028(a)	64,462
		209,875
	Food & Beverage — 0.0%
143,000	Post Holdings, Inc., 2.500%, 8/15/2027	148,005
	Industrial Other — 0.1%
120,000	Fluor Corp., 1.125%, 8/15/2029	158,760
107,000	Granite Construction, Inc., 3.250%, 6/15/2030	223,844
		382,604
	Leisure — 0.0%
79,000	NCL Corp. Ltd., 0.875%, 4/15/2030	87,986
	Metals & Mining — 0.0%
142,000	B2Gold Corp., 2.750%, 2/01/2030(a)	197,309
	Midstream — 0.0%
128,000	UGI Corp., 5.000%, 6/01/2028	171,277
	Pharmaceuticals — 0.2%
78,000	Arrowhead Pharmaceuticals, Inc., Zero Coupon, 1/15/2032	93,108
137,000	Halozyme Therapeutics, Inc., 0.875%, 11/15/2032(a)	150,535
139,000	Indivior Pharmaceuticals, Inc., 0.625%, 3/15/2031(a)	168,941
144,000	Ligand Pharmaceuticals, Inc., 0.750%, 10/01/2030(a)	246,240
105,000	Zoetis, Inc., 0.250%, 6/15/2029(a)	95,291
		754,115
Principal Amount (‡)	Description	Value (†)

	Restaurants — 0.0%
$70,000	Cheesecake Factory, Inc., 2.000%, 3/15/2030	$89,075
	Retail REITs — 0.0%
89,000	Federal Realty OP LP, 3.250%, 1/15/2029(a)	97,989
	Retailers — 0.1%
156,000	Burlington Stores, Inc., 1.250%, 12/15/2027	248,274
188,000	Etsy, Inc., 1.000%, 6/15/2030	217,930
62,000	Freshpet, Inc., 3.000%, 4/01/2028	71,920
		538,124
	Technology — 0.7%
186,000	Amkor Technology, Inc., Zero Coupon, 7/15/2031(a)	221,674
210,000	Ciena Corp., Zero Coupon, 9/15/2031(a)	221,025
112,000	Cloudflare, Inc., Zero Coupon, 6/15/2030	141,680
200,000	CyberArk Software Ltd., Zero Coupon, 6/15/2030	332,390
142,000	Guidewire Software, Inc., 1.250%, 11/01/2029	136,320
58,000	InterDigital, Inc., 3.500%, 6/01/2027	212,193
40,000	Lumentum Holdings, Inc., 0.375%, 3/15/2032(a)	184,500
137,000	Microchip Technology, Inc., Zero Coupon, 2/15/2030(a)	157,690
93,000	MKS, Inc., 1.250%, 6/01/2030	273,752
112,000	Nova Ltd., Zero Coupon, 9/15/2030(a)	206,859
172,000	Nutanix, Inc., 0.500%, 12/15/2029	169,145
138,000	Onto Innovation, Inc., Zero Coupon, 6/01/2031(a)	182,306
259,000	Rubrik, Inc., Zero Coupon, 6/15/2030	264,439
14,000	Seagate HDD Cayman, 3.500%, 6/01/2028	163,331
143,000	SiTime Corp., Zero Coupon, 6/15/2031	158,231
192,000	Snowflake, Inc., Zero Coupon, 10/01/2029	339,475
		3,365,010
	Total Convertible Bonds (Identified Cost $10,271,838)	9,141,994

Municipals — 0.4%
	Virginia — 0.4%
2,625,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $2,609,745)	1,941,523
	Total Bonds and Notes (Identified Cost $425,946,419)	420,224,642

Senior Loans — 7.0%
	Aerospace & Defense — 0.0%
179,550	TransDigm, Inc., 2026 Term Loan N, 1 mo. USD SOFR + 2.500%, 6.144%, 2/13/2033(b)(j)	179,521
	Automotive — 0.1%
668,325	Allison Transmission, Inc., 2025 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.375%, 1/02/2033(b)(j)	667,075
107,137	First Brands Group LLC, 2021 Term Loan, 10.764% PIK, 3/30/2027(e)(k)	56
157,918	First Brands Group LLC, 2022 Incremental Term Loan, 1 mo. USD SOFR + 7.114%, 10.764%, 3/30/2027(k)	82
105,584	First Brands Group LLC, 2025 DIP Term Loan, 13.645% PIK, 6/29/2027(e)(j)(k)	15,442
304,225	First Brands Group LLC, 2025 PIK DIP Roll-Up Term Loan B, 10.645% PIK, 6/29/2027(e)(j)(k)	100
		682,755

Principal Amount (‡)	Description	Value (†)

	Brokerage — 0.2%
$212,844	Citadel Securities LP, 2026 Term Loan B, 3 mo. USD SOFR + 2.000%, 5.661%, 6/10/2033(b)(j)	$212,327
637,077	Edelman Financial Center LLC, 2026 Term Loan B, 1 mo. USD SOFR + 4.000%, 7.644%, 12/01/2031(b)(j)	638,370
		850,697
	Building Materials — 0.3%
750,000	Advanced Drainage Systems, Inc., 2026 Term Loan B, 1 mo. USD SOFR + 1.625%, 5.246%, 2/28/2033(b)(j)	755,940
135,000	Core & Main LP, 2026 Term Loan B, 7/01/2033(l)	134,662
402,626	QXO, Inc., 2026 Term Loan B, 4/30/2032(l)	401,507
		1,292,109
	Chemicals — 0.2%
763,087	Solstice Advanced Materials, Inc., Term Loan B, 3 mo. USD SOFR + 1.750%, 5.413%, 10/29/2032(b)(j)	765,949
	Construction Machinery — 0.1%
153,066	Terex Corp., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.394%, 10/08/2031(b)(j)	153,114
168,279	United Rentals, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.500%, 5.144%, 2/14/2031(b)(j)	169,540
		322,654
	Consumer Cyclical Services — 0.2%
100,000	Aramark Services, Inc., 2025 Repriced Term Loan, 1 mo. USD SOFR + 1.750%, 5.394%, 4/06/2028(b)(j)	100,208
883,194	Aramark Services, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.394%, 6/22/2030(b)(j)	882,752
		982,960
	Diversified Manufacturing — 0.1%
224,829	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 2.000%, 5.633%, 2/11/2028(b)(j)	224,924
	Electric — 0.4%
2,116,501	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 5.419%, 4/16/2031(b)(j)	2,113,263
	Environmental — 0.1%
696,500	Clean Harbors, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.500%, 5.144%, 10/08/2032(b)(j)	698,241
	Gaming — 0.5%
553,000	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.374%, 3/04/2032(b)(j)	551,673
1,398,318	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.482%, 11/30/2030(b)(j)	1,383,985
524,700	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 5.732%, 6/04/2032(b)(j)	521,914
49,129	Light & Wonder International, Inc., 2026 Term Loan B, 1 mo. USD SOFR + 2.000%, 5.639%, 4/16/2029(b)(j)	49,128
		2,506,700
	Healthcare — 0.9%
381,647	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD SOFR + 3.750%, 7.394%, 1/15/2031(b)(j)	382,124
Principal Amount (‡)	Description	Value (†)

	Healthcare — continued
$1,039,470	DaVita, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.394%, 5/09/2031(b)(j)	$1,037,360
3,102,225	Medline Borrower LP, 2026 Term Loan B, 1 mo. USD SOFR + 1.500%, 5.144%, 5/30/2033(b)(j)	3,081,502
		4,500,986
	Industrial Other — 0.2%
848,698	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.394%, 5/23/2031(b)	847,501
	Lodging — 0.6%
716,062	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 5.398%, 11/08/2030(b)	717,079
1,960,000	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 5.394%, 5/24/2030(b)(j)	1,960,196
		2,677,275
	Media Entertainment — 0.7%
2,373,461	Discovery Global Holdings, Inc., 2026 USD Term Loan B, 1 mo. USD SOFR + 2.500%, 6.144%, 6/03/2033(b)(j)	2,373,248
930,000	Electronic Arts, Inc., USD Term Loan B, 3/24/2033(l)	932,000
		3,305,248
	Metals & Mining — 0.2%
788,376	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.482%, 3/11/2032(b)(j)	786,208
	Pharmaceuticals — 0.3%
1,545,000	BioMarin Pharmaceutical, Inc., Term Loan B, 6 mo. USD SOFR + 1.750%, 5.428%, 4/27/2033(b)(j)	1,544,228
	Property & Casualty Insurance — 0.6%
494,687	Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B, 1 mo. USD SOFR + 2.500%, 6.144%, 12/29/2031(b)(j)	487,405
1,602,584	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 3.000%, 6.690%, 2/15/2031(b)(j)	1,547,504
32,774	Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, 1 mo. USD SOFR + 2.500%, 6.125%, 5/27/2031(b)(j)	32,057
335,000	Lockton, Inc., Term Loan B, 3 mo. USD SOFR + 2.000%, 5.657%, 5/09/2033(b)(j)	333,744
154,645	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.000%, 5.644%, 9/15/2031(b)(j)	154,210
268,231	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 6.482%, 5/06/2031(b)(j)	261,592
		2,816,512
	Retailers — 0.2%
524,996	PetSmart, Inc., 2025 USD Term Loan B, 1 mo. USD SOFR + 4.000%, 7.652%, 8/18/2032(b)(j)	523,904
580,000	Tory Burch LLC, 2026 Term Loan B, 1 mo. USD SOFR + 4.000%, 7.644%, 4/30/2031(b)(j)	577,222
		1,101,126
	Technology — 1.0%
481,793	CACI International, Inc., 2026 Incremental Term Loan B2, 1 mo. USD SOFR + 1.750%, 5.394%, 3/09/2033(b)(j)	480,588

Principal Amount (‡)	Description	Value (†)

	Technology — continued
$138,895	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 11/17/2031(l)	$141,644
151,537	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 0.500%, 11/17/2031(m)	154,536
83,463	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 3 mo. USD SOFR + 4.500%, 0.500%, 11/17/2031(b)	85,115
183,606	Darktrace PLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 6.927%, 10/09/2031(b)	166,989
1,641,389	Dayforce, Inc., 2026 Term Loan, 3 mo. USD SOFR + 3.000%, 6.663%, 2/04/2033(b)(j)	1,491,383
214,160	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.394%, 1/31/2030(b)(j)	209,476
1,949,450	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 5.394%, 6/24/2031(b)(j)	1,943,699
3,398	Trio Bidco, Inc., 2025 Delayed Draw Term Loan, 10/29/2032(l)	3,332
32,204	Trio Bidco, Inc., 2025 Term Loan B, 10/29/2032(l)	31,570
		4,708,332
	Wireless — 0.1%
460,502	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.400%, 1/25/2031(b)(j)	460,792
	Total Senior Loans (Identified Cost $34,154,008)	33,367,981

Collateralized Loan Obligations — 1.7%
970,000	Benefit Street Partners CLO XXVIII Ltd., Series 2022-28A, Class BR, 3 mo. USD SOFR + 1.700%, 5.375%, 10/20/2037(a)(b)	971,720
420,000	Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class B, 3 mo. USD SOFR + 1.650%, 5.317%, 1/25/2038(a)(b)	420,509
610,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 5.064%, 10/22/2037(a)(b)	611,097
305,000	CarVal CLO I Ltd., Series 2018-1A, Class D, 3 mo. USD SOFR + 3.152%, 6.831%, 7/16/2031(a)(b)	305,909
1,090,000	Fort Greene Park CLO LLC, Series 2025-2A, Class DR, 3 mo. USD SOFR + 2.350%, 6.014%, 4/22/2034(a)(b)	1,075,099
1,885,000	Oaktree CLO Ltd., Series 2019-2A, Class BRR, 3 mo. USD SOFR + 2.200%, 5.873%, 10/15/2037(a)(b)	1,886,676
890,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.273%, 7/15/2037(a)(b)	890,089
625,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 5.823%, 7/15/2037(a)(b)	625,000
625,000	Palmer Square BDC CLO 1 Ltd., Series 1AR, Class BR, 3 mo. USD SOFR + 1.750%, 0.000%, 7/15/2039(a)(b)(n)	624,979
17,022	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 3 mo. USD SOFR + 1.362%, 5.004%, 5/20/2031(a)(b)	17,025
525,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D1R, 3 mo. USD SOFR + 2.700%, 6.380%, 10/17/2038(a)(b)	526,348
	Total Collateralized Loan Obligations (Identified Cost $7,960,623)	7,954,451

Shares	Description	Value (†)
Preferred Stocks — 0.3%

Convertible Preferred Stocks — 0.3%
	Chemicals — 0.0%
2,900	Albemarle Corp., 7.250%	$160,515
	Electric — 0.0%
5,666	PG&E Corp., Series A, 6.000%	234,403
	Technology — 0.3%
11,115	Alphabet, Inc., Series A, 6.250%	565,642
12,765	Alphabet, Inc., Series B, 6.250%	642,079
2,450	Oracle Corp., Series D, 6.500%	110,128
		1,317,849
	Total Convertible Preferred Stocks (Identified Cost $1,768,259)	1,712,767
	Total Preferred Stocks (Identified Cost $1,768,259)	1,712,767

Common Stocks— 0.2%
	Biotechnology — 0.2%
18,635	BioMarin Pharmaceutical, Inc.(f)	1,066,295
	Real Estate Management & Development — 0.0%
324,073	Kaisa Group Holdings Ltd.(f)	1,942
46,580	Sunac China Holdings Ltd.(f)	3,700
		5,642
	Total Common Stocks (Identified Cost $1,531,619)	1,071,937

Principal Amount (‡)
Short-Term Investments — 3.1%
$12,348,823	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2026 at 2.150% to be repurchased at $12,349,560 on 7/01/2026 collateralized by $12,533,100 U.S. Treasury Note, 3.500% due 1/31/2028 valued at $12,595,997 including accrued interest(o)	12,348,823
2,420,000	U.S. Treasury Bills, 3.628%, 11/12/2026(p)	2,386,167
	Total Short-Term Investments (Identified Cost $14,736,147)	14,734,990
	Total Investments — 100.0% (Identified Cost $486,097,075)	479,066,768
	Other assets less liabilities — 0.0%	43,120
	Net Assets — 100.0%	$479,109,888

Written Options — (0.0%)
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Premiums (Received)	Value (†)
Options on Futures — (0.0%)
CBOT 5 Year U.S. Treasury Notes, Call	7/24/2026	108	(550,000)	$(58,875,781)	$(55,585)	$(38,672)

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the value of Rule 144A holdings amounted to
$198,483,036 or 41.4% of net assets.

(b)
Variable rate security. Rate as of June 30, 2026 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Perpetual bond with no specified maturity date.
(e)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(f)	Non-income producing security.
(g)	Amount shown represents units. One unit represents a principal amount of 1,000.
(h)	Amount shown represents units. One unit represents a principal amount of 100.
(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(j)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 1.00%, to which the spread is added.

(k)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(l)	Position is unsettled. Contract rate was not determined at June 30, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)	Unfunded, or partially unfunded, commitment.
(n)	New issue unsettled as of June 30, 2026. Coupon rate does not take effect until settlement date.

(o)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-
party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of June 30, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(p)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
DIP	Debtor In Possession
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
EUR	Euro
HUF	Hungarian Forint
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
TRY	Turkish Lira
UYU	Uruguayan Peso
UZS	Uzbekistan Som
ZAR	South African Rand
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund's or counterparty's net obligations under the contracts.
At June 30, 2026, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/16/2026	EUR	S	1,063,000	$1,232,240	$1,218,425	$13,815
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At June 30, 2026, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	9/21/2026	79	$8,599,425	$8,681,359	$81,934
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2026	3,398	362,392,146	363,745,281	1,353,135
Total					$1,435,069

At June 30, 2026, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2026	648	$133,608,954	$133,574,062	$34,892
CBOT U.S. Long Bond Futures	9/21/2026	59	6,496,427	6,696,500	(200,073)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	9/21/2026	125	14,123,985	14,519,531	(395,546)
Ultra 10 Year U.S. Treasury Notes Futures	9/21/2026	718	79,753,479	80,752,562	(999,083)
Total					$(1,559,810)
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$ —	$28,314,275	$749,971	$29,064,246
All Other Non-Convertible Bonds(a)	—	380,076,879	—	380,076,879
Total Non-Convertible Bonds	—	408,391,154	749,971	409,141,125
Convertible Bonds(a)	—	9,141,994	—	9,141,994
Municipals(a)	—	1,941,523	—	1,941,523
Total Bonds and Notes	—	419,474,671	749,971	420,224,642
Senior Loans(a)	—	33,367,981	—	33,367,981
Collateralized Loan Obligations	—	7,954,451	—	7,954,451
Preferred Stocks(a)	1,712,767	—	—	1,712,767

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$1,066,295	$ —	$ —	$1,066,295
Real Estate Management & Development	1,942	3,700	—	5,642
Total Common Stocks	1,068,237	3,700	—	1,071,937
Short-Term Investments	—	14,734,990	—	14,734,990
Total Investments	2,781,004	475,535,793	749,971	479,066,768
Forward Foreign Currency Contracts (unrealized appreciation)	—	13,815	—	13,815
Futures Contracts (unrealized appreciation)	1,469,961	—	—	1,469,961
Total	$4,250,965	$475,549,608	$749,971	$480,550,544

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(38,672)	$ —	$ —	$(38,672)
Futures Contracts (unrealized depreciation)	(1,594,702)	—	—	(1,594,702)
Total	$(1,633,374)	$ —	$ —	$(1,633,374)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2025 and/or June 30, 2026:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2026
Bonds and Notes
Non-Convertible Bonds
ABS Other	$ —	$ —	$ —	$ —	$749,971	$ —	$ —	$ —	$749,971	$ —